Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cost of Revenue [Abstract]
Operational Costs	¥ 696,197	$ 98,057	¥ 548,309	¥ 520,805
Content costs	396,502	55,846	359,404	204,614
Bandwidth and IDC costs	110,508	15,565	113,150	105,343
Tax surcharges	95,147	13,401	97,379	39,240
Depreciation & amortization expenses and others	113,527	15,990	116,931	177,890
Cost of revenues	¥ 1,411,881	$ 198,859	¥ 1,235,173	¥ 1,047,892